Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 674	$ 60	$ 487	$ 734	$ 59
Net actuarial gains (losses) on plan assets	(267)	207	(178)	(60)	137
Changes in asset ceiling excluding interest income			(3)		(2)
Net remeasurement gains (losses) recognized in OCI	407	267	306	674	194
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	37	3	30	40	1
Net remeasurement gains (losses) recognized in OCI	$ 37	$ 3	$ 30	$ 40	$ 1